UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 3.0%
96,113	Boeing Co. (The)	$ 6,690,426
54,416	Precision Castparts Corp.	9,044,483
30,487	Teledyne Technologies, Inc.*	1,816,415
35,465	TransDigm Group, Inc.*	4,362,195
93,405	United Technologies Corp.	6,922,245

		28,835,764

Air Freight & Logistics — 0.1%
50,292	UTi Worldwide, Inc.	786,567

Airlines — 0.9%
331,557	United Continental Holdings, Inc.*(a)	8,345,290

Auto Components — 1.3%
4,268	Autoliv, Inc.	246,733
52,801	BorgWarner, Inc.*(a)	3,788,472
170,015	Lear Corp.	6,775,098
24,121	WABCO Holdings, Inc.*	1,248,503

		12,058,806

Automobiles — 0.2%
75,535	Tesla Motors, Inc.*(a)	2,228,282

Biotechnology — 1.4%
62,964	Alexion Pharmaceuticals, Inc.*(a)	5,702,649
187,980	Amarin Corp. PLC (United Kingdom), ADR*	2,227,563
34,163	BioMarin Pharmaceutical, Inc.*(a)	1,217,569
46,446	Celgene Corp.*	3,169,940
33,770	Cepheid, Inc.*(a)	1,277,519

		13,595,240

Building Products
10,243	A.O. Smith Corp.	472,817

Capital Markets — 2.3%
108,011	Eaton Vance Corp.	2,628,988
119,005	Goldman Sachs Group, Inc. (The)	11,388,778
117,048	Janus Capital Group, Inc.	854,450
386,987	Morgan Stanley	5,170,146
11,090	Piper Jaffray Cos.*	242,982
57,929	Waddell & Reed Financial, Inc. (Class A Stock)	1,663,142

		21,948,486

Chemicals — 2.3%
5,844	Airgas, Inc.	507,318
57,703	Albemarle Corp.(a)	3,502,572
8,195	Cytec Industries, Inc.	495,470
4,513	International Flavors & Fragrances, Inc.(a)	254,443
37,002	Intrepid Potash, Inc.*	726,349
97,350	Monsanto Co.	7,515,420
174,068	Mosaic Co. (The)	8,299,562
187,165	Spartech Corp.*	703,740

		22,004,874

Commercial Banks — 2.7%
35,100	Bank of the Ozarks, Inc.	1,019,304
65,122	BOK Financial Corp.	3,630,551
21,660	City Holding Co.(a)	697,019
100,960	First Republic Bank*	3,170,144
39,375	FirstMerit Corp.	626,062
109,371	PNC Financial Services Group, Inc.	6,717,567
15,914	Prosperity Bancshares, Inc.	679,846
60,978	Webster Financial Corp.	1,236,024
258,353	Wells Fargo & Co.	8,280,214

		26,056,731

Commercial Services & Supplies — 0.8%
8,279	Cintas Corp.	305,495
54,319	Clean Harbors, Inc.*	3,371,580
12,931	Healthcare Services Group, Inc.	252,801
56,864	Knoll, Inc.	754,585
65,552	Mobile Mini, Inc.*	900,685
59,018	Waste Connections, Inc.	1,826,607

		7,411,753

Communications Equipment — 1.9%
115,901	ADTRAN, Inc.	3,387,786
33,525	Ciena Corp.*	454,264
54,912	Finisar Corp.*(a)	787,987
95,607	Infinera Corp.*(a)	612,841
430,651	JDS Uniphase Corp.*	4,371,108
81,194	NETGEAR, Inc.*	2,548,680
105,005	QUALCOMM, Inc.	6,017,836

		18,180,502

Computers & Peripherals — 4.0%
45,660	Apple, Inc.*	26,379,152
354,330	EMC Corp.*	8,450,770
89,633	NetApp, Inc.*	2,667,478
8,796	Synaptics, Inc.*	235,909
26,599	Xyratex Ltd.	304,293

		38,037,602

Construction & Engineering — 0.7%
114,589	Chicago Bridge & Iron Co. NV	4,118,329
255,015	Great Lakes Dredge & Dock Corp.	1,657,597
18,493	URS Corp.	668,892

		6,444,818

Construction Materials — 0.1%
21,089	Eagle Materials, Inc.	676,957

Consumer Finance — 1.2%
176,278	American Express Co.	9,841,600
66,424	Green Dot Corp. (Class A Stock)*(a)	1,410,846

		11,252,446

Containers & Packaging
5,007	Greif, Inc. (Class A Stock)	219,006

Distributors — 0.1%
27,665	Pool Corp.	1,022,775

Diversified Consumer Services — 0.4%
184,518	Bridgepoint Education, Inc.*(a)	3,614,708

Diversified Financial Services — 1.2%
207,617	Citigroup, Inc.	5,503,927
178,004	JPMorgan Chase & Co.	5,900,832

		11,404,759

Diversified Telecommunication Services — 0.9%
37,853	Lumos Networks Corp.	387,993
151,516	tw telecom, Inc.*	3,513,656
260,723	Vivendi SA	4,220,610

		8,122,259

Electric Utilities — 0.9%
176,572	Exelon Corp.	6,529,633
30,370	ITC Holdings Corp.	2,094,011

		8,623,644

Electronic Equipment & Instruments — 1.3%
25,781	Anixter International, Inc.	1,482,665
22,309	Avnet, Inc.*	680,202
1,402,186	Flextronics International Ltd.*	9,002,034

54,883	FLIR Systems, Inc.	1,170,654
6,641	Itron, Inc.*	237,947
28,454	Maxwell Technologies, Inc.*	197,186

		12,770,688

Energy Equipment & Services — 3.8%
27,208	Core Laboratories NV	3,479,903
6,913	Dresser-Rand Group, Inc.*	303,342
21,851	Dril-Quip, Inc.*	1,323,952
123,785	Ensco PLC (Class A Stock)	5,559,184
188,978	Halliburton Co.	5,680,679
236,197	Key Energy Services, Inc.*	2,340,712
220,913	National Oilwell Varco, Inc.	14,745,943
46,606	Schlumberger Ltd.	2,947,830

		36,381,545

Food & Staples Retailing — 2.2%
175,238	CVS Caremark Corp.	7,875,196
86,601	Harris Teeter Supermarkets, Inc.	3,250,135
58,698	United Natural Foods, Inc.*	2,975,989
111,407	Wal-Mart Stores, Inc.	7,332,809

		21,434,129

Food Products — 4.3%
149,956	Adecoagro SA*	1,424,582
136,511	Bunge Ltd.	8,122,405
162,830	Darling International, Inc.*	2,281,248
22,198	Dean Foods Co.*	347,177
5,946	Hain Celestial Group, Inc. (The)*	329,944
197,396	Kraft Foods, Inc. (Class A Stock)	7,554,345
96,184	Mead Johnson Nutrition Co.	7,765,896
11,105	Post Holdings, Inc.*	333,927
226,210	Smithfield Foods, Inc.*(a)	4,449,551
190,621	SunOpta, Inc.*	1,147,538
376,781	Tyson Foods, Inc. (Class A Stock)	7,298,248

		41,054,861

Healthcare Equipment & Supplies — 0.5%
39,013	DexCom, Inc.*	419,390
177,668	Insulet Corp.*(a)	3,272,644
21,761	Volcano Corp.*	622,147
8,066	West Pharmaceutical Services, Inc.	385,555
27,024	Wright Medical Group, Inc.*	534,805

		5,234,541

Healthcare Providers & Services — 5.8%
60,122	Air Methods Corp.*	5,480,120
39,340	AMERIGROUP Corp.*(a)	2,454,816
143,727	Bio-Reference Labs, Inc.*(a)	2,763,870
42,646	Catalyst Health Solutions, Inc.*	3,704,658

93,862	Centene Corp.*	3,392,173
44,909	Coventry Health Care, Inc.	1,365,234
103,816	Express Scripts Holding Co.*(a)	5,418,157
98,694	HCA Holdings, Inc.	2,565,057
11,176	HMS Holdings Corp.*	299,405
27,446	LifePoint Hospitals, Inc.*	1,010,562
40,028	MWI Veterinary Supply, Inc.*	3,720,603
90,510	Team Health Holdings, Inc.*	2,058,197
284,104	UnitedHealth Group, Inc.	15,844,480
115,986	Universal Health Services, Inc. (Class B Stock)	4,494,457
10,955	WellCare Health Plans, Inc.*	618,629

		55,190,418

Hotels, Restaurants & Leisure — 2.8%
67,258	Bravo Brio Restaurant Group, Inc.*	1,104,376
125,764	Cheesecake Factory, Inc. (The)*	4,079,784
14,415	Chipotle Mexican Grill, Inc.*(a)	5,954,404
31,791	Jack in the Box, Inc.*	821,797
28,128	Penn National Gaming, Inc.*(a)	1,292,482
168,742	Starbucks Corp.	9,262,249
56,195	Texas Roadhouse, Inc.	1,021,625
6,374	Vail Resorts, Inc.	277,078
46,359	Yum! Brands, Inc.	3,261,819

		27,075,614

Independent Power Producers & Energy Traders — 0.9%
491,569	Calpine Corp.*	8,258,359

Insurance — 2.5%
205,956	MetLife, Inc.	6,015,975
158,430	Protective Life Corp.	4,176,215
27,028	RLI Corp.	1,801,146
68,704	StanCorp Financial Group, Inc.(a)	2,391,586
128,872	Symetra Financial Corp.	1,456,254
10,968	White Mountains Insurance Group Ltd.	5,648,739
58,788	WR Berkley Corp.(a)	2,252,756

		23,742,671

Internet & Catalog Retail — 1.2%
47,940	Amazon.com, Inc.*	10,206,906
186,470	Vitacost.com, Inc.*(a)	1,433,954

		11,640,860

Internet Software & Services — 2.7%
75,402	Baidu, Inc. (China), ADR*	8,880,093
70,538	Facebook, Inc. (Class A Stock)*	2,090,041
14,421	Google, Inc. (Class A Stock)*	8,376,582
61,846	LinkedIn Corp. (Class A Stock)*(a)	5,943,401
37,360	Monster Worldwide, Inc.*(a)	321,296
12,846	ValueClick, Inc.*	225,319

		25,836,732

IT Services — 3.4%
31,368	Alliance Data Systems Corp.*(a)	3,952,368
29,764	CACI International, Inc. (Class A Stock)*(a)	1,273,899
117,450	Convergys Corp.*	1,638,428
30,752	Global Payments, Inc.	1,306,345
40,947	International Business Machines Corp.(a)	7,898,676
29,318	MasterCard, Inc. (Class A Stock)	11,918,060
149,441	ServiceSource International, Inc.*(a)	1,793,292
39,573	Wright Express Corp.*	2,218,463

		31,999,531

Life Sciences Tools & Services — 0.8%
161,194	Agilent Technologies, Inc.	6,554,148
63,804	Bruker Corp.*	946,213

		7,500,361

Machinery — 3.8%
67,973	Actuant Corp. (Class A Stock)	1,778,853
75,369	AGCO Corp.*	3,030,587
39,104	CIRCOR International, Inc.	1,258,758
95,731	Colfax Corp.*	2,712,059
34,841	Donaldson Co., Inc.	1,246,263
9,808	Gardner Denver, Inc.	530,417
40,195	Graco, Inc.	1,936,193
105,136	IDEX Corp.	4,177,053
167,405	Ingersoll-Rand PLC	6,915,501
17,682	Oshkosh Corp.*	361,951
47,827	Pentair, Inc.	1,949,429
88,500	RBC Bearings, Inc.*	4,106,400
5,297	Robbins & Myers, Inc.	241,490
70,061	Watts Water Technologies, Inc. (Class A Stock)	2,315,516
102,565	Woodward, Inc.	3,867,726

		36,428,196

Marine
8,542	Kirby Corp.*	450,847

Media — 3.5%
67,018	Cinemark Holdings, Inc.	1,545,435
425,660	Comcast Corp. (Class A Stock)	12,305,831
7,653	John Wiley & Sons, Inc. (Class A Stock)	348,211
170,267	Liberty Global, Inc. (Series C Stock)*	7,609,232
127,990	Viacom, Inc. (Class B Stock)	6,108,963
126,480	Walt Disney Co. (The)	5,781,401

		33,699,073

Metals & Mining — 2.6%
228,111	Freeport-McMoRan Copper & Gold, Inc.	7,308,676
144,556	Goldcorp, Inc.(a)	5,237,264
211,178	Hecla Mining Co.	897,507
748,653	Kinross Gold Corp.	5,966,764
401,131	McEwen Mining, Inc.*(a)	946,669
80,831	Reliance Steel & Aluminum Co.	3,816,032
45,094	Steel Dynamics, Inc.	475,291

		24,648,203

Multiline Retail — 0.4%
94,952	Big Lots, Inc.*	3,489,486

Oil, Gas & Consumable Fuels — 5.3%
229,840	Anadarko Petroleum Corp.	14,020,240
34,534	Berry Petroleum Co. (Class A Stock)	1,343,718
28,753	Carrizo Oil & Gas, Inc.*	635,729
182,652	Kodiak Oil & Gas Corp.*(a)	1,481,308
201,716	Marathon Oil Corp.	5,024,745
81,643	Noble Energy, Inc.	6,895,568
86,936	Occidental Petroleum Corp.	6,891,417
490,989	Quicksilver Resources, Inc.*(a)	2,194,721
99,705	Rosetta Resources, Inc.*	3,857,586
251,599	Suncor Energy, Inc.	6,828,019
24,503	Whiting Petroleum Corp.*	1,058,775

		50,231,826

Personal Products — 0.7%
116,579	Estee Lauder Cos., Inc. (The) (Class A Stock)	6,312,753

Pharmaceuticals — 4.1%
99,290	Allergan, Inc.	8,960,923
21,877	MAP Pharmaceuticals, Inc.*(a)	257,492
63,927	NOVO Nordisk A/S (Denmark), ADR	8,552,793
387,349	Pfizer, Inc.	8,471,323
47,961	Salix Pharmaceuticals Ltd.*(a)	2,484,859
143,175	Sanofi (France), ADR	4,872,245
67,478	Shire PLC (Ireland), ADR	5,695,818

		39,295,453

Professional Services — 0.8%
79,154	Corporate Executive Board Co. (The)	2,876,456
71,251	FTI Consulting, Inc.*(a)	2,249,394
133,879	Korn/Ferry International*	1,820,755
29,805	Resources Connection, Inc.	357,660
15,586	RPX Corp.*	207,761

		7,512,026

Real Estate Investment Trusts — 3.1%
109,412	American Tower Corp. (Class A Stock)	7,098,651
218,247	Capstead Mortgage Corp.	3,005,261
894,199	Chimera Investment Corp.(a)	2,503,757
266,265	CreXus Investment Corp.	2,609,397
477,878	DCT Industrial Trust, Inc.	2,781,250
17,096	Extra Space Storage, Inc.	484,843
341,786	Hersha Hospitality Trust	1,821,719
627,273	MFA Financial, Inc.	4,779,820
33,654	Post Properties, Inc.	1,629,190
58,783	Starwood Property Trust, Inc.	1,178,011
175,685	Summit Hotel Properties, Inc.	1,400,210

		29,292,109

Road & Rail — 1.2%
168,708	Heartland Express, Inc.	2,402,402
28,880	Kansas City Southern	1,905,502
19,381	Landstar System, Inc.	1,021,379
53,296	Union Pacific Corp.	5,937,174

		11,266,457

Semiconductors & Semiconductor Equipment — 2.8%
136,377	ATMI, Inc.*	2,728,904
104,083	Avago Technologies Ltd.	3,445,147
93,825	Cavium, Inc.*(a)	2,271,503
158,981	FormFactor, Inc.*	952,296
12,338	Hittite Microwave Corp.*	608,017
68,279	Intersil Corp. (Class A Stock)	720,344
279,609	Lattice Semiconductor Corp.*	1,277,813
118,773	LSI Corp.*	789,841
529,810	Marvell Technology Group Ltd.*	6,638,519
168,693	Maxim Integrated Products, Inc.	4,244,316
75,558	Power Integrations, Inc.	3,083,522
8,471	Volterra Semiconductor Corp.*	235,324

		26,995,546

Software — 4.1%
12,417	ANSYS, Inc.*	768,302
71,879	Ariba, Inc.*	3,229,523
31,159	Aspen Technology, Inc.*	688,614
22,431	Blackbaud, Inc.	579,841
252,177	CA, Inc.(a)	6,271,642
98,388	Cadence Design Systems, Inc.*	1,003,558
65,370	CommVault Systems, Inc.*	3,063,892
8,108	Imperva, Inc.*	208,457
5,467	Manhattan Associates, Inc.*	259,683
20,072	NetSuite, Inc.*	941,778
11,099	Nuance Communications, Inc.*(a)	229,638
29,689	Parametric Technology Corp.*(a)	599,718
50,235	QLIK Technologies, Inc.*	1,141,842
96,872	Red Hat, Inc.*	4,977,283
46,318	Salesforce.com, Inc.*(a)	6,420,601
162,967	Smith Micro Software, Inc.*	262,377
3,762	Ultimate Software Group, Inc.*(a)	302,201
82,249	VMware, Inc. (Class A Stock)*	7,649,979

		38,598,929

Specialty Retail — 1.6%
158,500	American Eagle Outfitters, Inc.	3,060,635
19,870	DSW, Inc. (Class A Stock)	1,185,842
110,986	Express, Inc.*	2,053,241
40,458	Guess?, Inc.	1,077,801
34,503	Penske Automotive Group, Inc.	848,084
15,657	Pier 1 Imports, Inc.	255,209
457,630	Staples, Inc.(a)	6,013,258
10,537	Zumiez, Inc.*	387,656

		14,881,726

Textiles, Apparel & Luxury Goods — 4.1%
104,065	Coach, Inc.	7,019,184
5,192	Deckers Outdoor Corp.*	289,039
77,598	Lululemon Athletica, Inc.*(a)	5,636,719
113,672	Michael Kors Holdings Ltd.*	4,476,403
78,798	NIKE, Inc. (Class B Stock)	8,524,368
48,875	PVH Corp.	3,958,875
42,598	Ralph Lauren Corp. (Class A Stock)	6,338,582
11,602	Vera Bradley, Inc.*(a)	253,736
49,886	Warnaco Group, Inc. (The)*	2,220,426

		38,717,332

Thrifts & Mortgage Finance — 0.1%
19,631	OceanFirst Financial Corp.	276,797
18,619	Provident Financial Services, Inc.	259,735
16,902	WSFS Financial Corp.	628,417

		1,164,949

Trading Companies & Distributors — 0.1%
32,982	Beacon Roofing Supply, Inc.*	819,603
3,738	Watsco, Inc.(a)	275,154

		1,094,757

Water Utilities — 0.4%
25,301	American States Water Co.	930,824
108,190	Aqua America, Inc.	2,499,189

		3,430,013

Wireless Telecommunication Services — 2.4%
928,926	MetroPCS Communications, Inc.*	5,945,127
469,634	NII Holdings, Inc.*(a)	5,410,184
37,880	NTELOS Holdings Corp.	725,023

198,974	SBA Communications Corp. (Class A Stock)*(a)	10,336,699

		22,417,033

	TOTAL LONG-TERM INVESTMENTS (cost $807,798,980)	949,391,110

SHORT-TERM INVESTMENT — 11.5%
Affiliated Money Market Mutual Fund
109,303,058	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,303,058; includes $105,137,401 of cash collateral received for securities on loan)(b)(c)	109,303,058

	TOTAL INVESTMENTS — 111.2% (cost $917,102,038)(d)	1,058,694,168
	LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2%)	(106,241,644)

	NET ASSETS — 100.0%	$ 952,452,524

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,152,089; cash collateral of $105,137,401 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$929,686,360	$179,398,194	$(50,390,382)	$129,007,812

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curve, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$945,170,500	$4,220,610	$—
Affiliated Money Market Mutual Fund	109,303,058	—	—

Total	$1,054,473,558	$4,220,610	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.